UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price U.S. Bond Index Fund, Inc

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2010

Item 1: Report to Shareholders

U.S. Bond Index Fund	October 31, 2010

The views and opinions in this report were current as of October 31, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

U.S. bonds recorded solid returns over the 6- and 12-month periods ended October 31, 2010. Higher-yielding securities performed very well in the first half of the fund’s fiscal year, as investors grew more confident and credit markets benefited from improving economic conditions. Riskier assets continued to outperform over the recent six-month period as the low-yield environment encouraged fixed income investors to seek out higher coupons. However, a slowing economic recovery, the debt crisis in Europe, and expectations for renewed asset purchases by the Federal Reserve resulted in a sharp increase in demand for U.S. Treasuries beginning in April 2010. The U.S. Bond Index Fund performed roughly in line with the Barclays Capital U.S. Aggregate Index over the past six and 12 months before deducting fund expenses but trailed the benchmark after including fees.

ECONOMY AND INTEREST RATES

The U.S. economy continued to recover, although the pace of its rebound slackened considerably over the course of the reporting period. Gross domestic product (GDP) grew strongly in the final quarter of 2009 and the first quarter of 2010, supported by government fiscal and monetary stimulus as well as demand from businesses restocking depleted inventories. But the economic recovery ran into headwinds in the second quarter, raising concerns about a “double-dip” recession. The pace of hiring slowed as nascent job growth in the private sector failed to offset downsizing by state and local governments and the termination of temporary federal census positions. Concerns also arose over the health of heavily indebted economies on the periphery of Europe, including Greece, Ireland, Portugal, and Spain. Analysts worried that those countries’ credit troubles could spread to healthier markets in Europe and hold back global growth. The U.S. economy expanded by only 1.7% in the second quarter and 2.5% in the third, according to recent estimates, significantly lower than growth rates coming out of previous deep recessions.

Signs of wavering growth in the U.S. and troubles overseas appeared to delay any tightening of monetary policy. In addition, inflation remained at low levels, trending below the range targeted by the Federal Reserve to meet its dual mandate of maximum employment and price stability. Calling the economic outlook “unusually uncertain,” Fed Chairman Ben Bernanke said in July that the central bank stood ready to institute other measures to support the economy if conditions called for them. Shortly after the reporting period ended, the Fed announced that it would commence a second round of quantitative easing—dubbed “QE2”—in which the central bank would purchase $600 billion of longer-term Treasury securities by the end of the second quarter of 2011 to drive down borrowing costs and add liquidity to the financial system. After rising in the first half of the period, Treasury yields mostly fell in the latter half due to market expectations that the Fed’s anticipated actions would increase demand for government bonds.

MARKET NEWS

All major bond market sectors posted gains over the past six months and year. Commercial mortgage-backed securities (CMBS) continued an impressive rally that began in early 2009, gaining more than 21% over the last 12 months. Investors were attracted by their higher yields and lower supply relative to Treasuries, as well as hopes that private sector employment gains would eventually lead to lower vacancy rates. Investment-grade corporate bonds also produced strong returns across all major sectors as corporate yield spreads—the interest rate differential between corporate bonds and similar-maturity Treasuries—continued to narrow over the past year. Lower-rated corporate bonds outperformed those with better credit qualities as investors chased higher yields.

Historically low mortgage rates resulted in increased refinancing and prepayment activity, causing mortgage-backed securities (MBS) to record more modest gains. Asset-backed securities (ABS) produced returns that were roughly in line with the broader bond market. The Term Asset-Backed Securities Loan Facility (TALF), a government program designed to support the asset-backed market, ended on March 31, 2010, as did the Fed’s purchases of MBS as part of its first quantitative easing program. However, both ABS and MBS fared well in the absence of direct government support.

U.S. Treasuries produced good returns over the year, largely due to their performance in the past six months. Short-term Treasury yields stayed locked in a tight range as the Federal Open Market Committee continued to set a near-zero target for its federal funds rate. Yields on Treasuries with longer maturities rose in the first half of the 12-month period, when indicators pointed to a “V-shaped” economic recovery. Beginning in the spring, when the European debt crisis flared up and economic growth appeared to be tapering, yields fell sharply as risk aversion reappeared. In an interesting development, the normal relationship between stocks and Treasury yields—bond yields generally rise when stock prices rise—appeared to break down in the final months of the period. Yields fell and Treasury prices rallied in growing anticipation of QE2, while U.S. stocks also enjoyed strong returns. However, yields on long-term bonds rose in October, possibly due to concerns that an increase in the money supply could trigger future inflation.

PORTFOLIO REVIEW

The U.S. Bond Index Fund returned 5.09% and 7.71% in the six and 12 months ended October 31, 2010, respectively. As shown in the Performance Comparison table, the fund slightly trailed the unmanaged Barclays Capital U.S. Aggregate Index over both time frames, largely due to fund expenses. The fund’s net asset value (NAV) increased by $0.35 over the past six months and $0.40 for the year. Dividends per share fell by $0.05 over the past 12 months due to lower yields across all major investment-grade sectors. The fund’s 30-day SEC yield dropped to 2.72% from 3.63% at the end of the previous fiscal year as the NAV rose and dividends fell.

The fund’s objective is to closely track the performance of the Barclays Capital U.S. Aggregate Index after fees. To compensate for fund expenses, we will give slightly greater or lesser emphasis than the benchmark to areas such as sector weightings, interest rate sensitivity, and credit quality in order to provide modest additional returns. Over the period, we largely maintained our recent positioning, which is to slightly overweight corporate bonds, CMBS, and ABS. These areas provide additional yield over Treasuries while offering more attractive supply-and-demand characteristics or good fundamentals. Near the end of the period, we shifted from a slight underweight in MBS to a slight overweight due to increasingly attractive valuations.

Over the 6- and 12-month periods, the fund’s overweight allocations to CMBS and corporate bonds were beneficial as these assets outperformed Treasuries. However, our emphasis on selecting CMBS with high credit quality detracted from relative performance. Lower-quality CMBS, which were included in the Barclays index but not in the fund, produced better results than the high-quality CMBS we preferred. The fund’s overweight position in Build America Bonds (BABs)—taxable municipal debt arising from the 2009 American Recovery and Reinvestment Act—also hampered returns. The asset class was hurt by heavy issuance stemming from concerns that the federal government could modify generous subsidies if the program is extended next year and by an increase in long-term interest rates in the final month of the period.

As shown in the Security Diversification chart, corporate bonds, MBS, and Treasuries accounted for the majority of the portfolio, as they do in the Barclays index. ABS, CMBS, and government agency issues represented only a small portion of the fund and the index. The fund also has a small allocation to municipal bonds in the form of BABs. In the last six months, the portfolio’s weighted average maturity and duration decreased slightly, meaning that the fund has become somewhat less sensitive to changes in interest rates. The index experienced similar changes, although the fund’s duration remains marginally higher.

OUTLOOK

Bond investors have done well over the past year as U.S. credit markets continued to strengthen and yields dropped across the board. Treasury yields recently have fallen to levels not seen since the worst of the 2008 credit crisis. Purchases by the Federal Reserve are likely to hold down Treasury yields, but—barring an unexpected event causing a renewed flight to safety—Treasuries appear to have little room for significant additional price appreciation. An accelerating economic recovery, higher inflation, or lower investor demand for Treasuries could trigger an increase in interest rates and losses for government bond investors, which is one argument for maintaining a diversified fixed income portfolio such as this one. Continued moderate economic growth could benefit credit-sensitive securities such as corporate bonds, whose higher yields should provide some cushion for investors if rates rise. We continue to expect that coupon income should be a major factor in total returns for bond investors.

Respectfully submitted,

Robert M. Larkins
President of the fund and chairman of its Investment Advisory Committee

November 23, 2010

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN FIXED INCOME SECURITIES

Funds that invest in fixed income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments. MBS are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

GLOSSARY

Barclays Capital U.S. Aggregate Index: A widely used benchmark for the domestic investment-grade bond market, including corporate, government, and mortgage-backed securities. The index typically includes more than 5,000 fixed income securities with an overall intermediate- to long-term average maturity.

Duration: A measure of a bond fund’s sensitivity to changes in interest rates. For example, a fund with a duration of six years would fall about 6% in price in response to a one-percentage-point rise in interest rates, and vice versa.

Federal funds rate (or target rate): The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The Federal Reserve sets a target federal funds rate to affect the direction of interest rates.

SEC yield (30 Day): A method of calculating a fund’s yield that assumes all portfolio securities are held until maturity. Yield will vary and is not guaranteed.

Weighted average maturity: In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

	$ Par/Shares	Value
CORPORATE BONDS 21.5%		
FINANCIAL INSTITUTIONS 9.3%		
Banking 6.3%		
Abbey National Treasury Services, 3.875%, 11/10/14 (1)	450	464
American Express, 8.125%, 5/20/19	590	754
American Express Credit, 5.30%, 12/2/15	250	281
American Express Credit, 5.875%, 5/2/13	150	165
American Express Credit, 7.30%, 8/20/13	175	200
Australia & New Zealand Banking, 3.70%, 1/13/15 (1)	250	265
Banc One, 7.625%, 10/15/26	4	5
Banc One, 8.00%, 4/29/27	4	5
Bank of America, 3.125%, 6/15/12 (5)	1,100	1,148
Bank of America, 4.875%, 1/15/13	100	105
Bank of America, 5.65%, 5/1/18	1,025	1,080
Bank of America, 6.00%, 10/15/36	300	289
Bank of America, 7.375%, 5/15/14	450	511
Bank of America, 7.40%, 1/15/11	110	111
Bank of New York Mellon, 5.45%, 5/15/19	340	386
Barclays Bank, 5.00%, 9/22/16	275	306
Barclays Bank, 5.125%, 1/8/20	300	324
Barclays Bank, 6.75%, 5/22/19	200	239
BB&T, 4.75%, 10/1/12	95	101
BB&T, 5.25%, 11/1/19	200	215
BB&T, 5.70%, 4/30/14	300	339
BPCE, 2.375%, 10/4/13 (1)	700	706
Capital One Bank, 6.50%, 6/13/13	300	333
Capital One Financial, 7.375%, 5/23/14	220	257
Charter One Bank, 6.375%, 5/15/12	200	213
Citigroup, 5.375%, 8/9/20 (2)	450	474
Citigroup, 5.50%, 4/11/13	200	217

Citigroup, 5.50%, 10/15/14 (2)	475	521
Citigroup, 5.85%, 7/2/13	300	327
Citigroup, 6.00%, 2/21/12 (2)	13	14
Citigroup, 6.375%, 8/12/14	200	225
Citigroup, 6.50%, 8/19/13	300	334
Citigroup, 8.50%, 5/22/19 (2)	600	755
Commonwealth Bank of Australia, 5.00%, 11/6/12 (1)	250	269
Commonwealth Bank of Australia, 5.00%, 10/15/19 (1)(2)	425	463
Countrywide Financial, 6.25%, 5/15/16	86	91
Credit Suisse, 5.40%, 1/14/20	320	347
Credit Suisse First Boston (USA), 5.125%, 1/15/14 (2)	500	554
Credit Suisse First Boston (USA), 6.50%, 1/15/12	300	320
Credit Suisse First Boston (USA), 7.125%, 7/15/32	200	247
Credit Suisse New York, 5.30%, 8/13/19	300	333
Deutsche Bank London, 3.875%, 8/18/14	225	242
Goldman Sachs, 3.70%, 8/1/15	350	363
Goldman Sachs, 5.625%, 1/15/17	400	429
Goldman Sachs, 6.00%, 5/1/14	155	175
Goldman Sachs, 6.15%, 4/1/18	1,125	1,258
Goldman Sachs, 6.60%, 1/15/12	657	701
Goldman Sachs, 6.75%, 10/1/37	455	477
Goldman Sachs Capital I, 6.345%, 2/15/34 (2)	50	48
HSBC USA, 3.12%, 12/16/11 (5)	1,200	1,237
HSBC Bank USA, 4.625%, 4/1/14	550	590
HSBC Bank USA, 5.875%, 11/1/34	550	559
HSBC Holdings, 5.25%, 12/12/12	100	107
Intesa Sanpaolo, 3.625%, 8/12/15 (1)	600	606
JPMorgan Chase, 4.65%, 6/1/14	375	409
JPMorgan Chase, 4.75%, 5/1/13	175	190

JPMorgan Chase, 4.875%, 3/15/14	210	228
JPMorgan Chase, 5.75%, 1/2/13	130	141
JPMorgan Chase, 6.00%, 1/15/18	900	1,034
JPMorgan Chase, 6.30%, 4/23/19	295	342
JPMorgan Chase Capital XV, 5.875%, 3/15/35	325	308
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	250	241
KeyCorp, 3.75%, 8/13/15	500	516
Lloyds TSB Bank, 6.50%, 9/14/20 (1)	600	619
Merrill Lynch, 5.00%, 1/15/15	200	212
Merrill Lynch, 6.22%, 9/15/26	100	99
Merrill Lynch, 6.40%, 8/28/17	400	435
Merrill Lynch, 6.875%, 4/25/18	200	225
Merrill Lynch, 6.875%, 11/15/18 (2)	65	73
Merrill Lynch, 7.75%, 5/14/38	150	164
Morgan Stanley, 4.00%, 7/24/15 (2)	300	310
Morgan Stanley, 4.75%, 4/1/14 (2)	975	1,020
Morgan Stanley, 5.625%, 1/9/12	250	263
Morgan Stanley, 6.25%, 8/9/26	175	180
Morgan Stanley, 6.625%, 4/1/18	450	505
Morgan Stanley, 6.75%, 4/15/11 (2)	8	8
Morgan Stanley, 7.30%, 5/13/19	685	793
NationsBank, 7.25%, 10/15/25	10	11
Northern Trust, 6.50%, 8/15/18	400	483
PNC Bank, 4.875%, 9/21/17	250	264
PNC Funding, 6.70%, 6/10/19	300	357
Regions Financial, 5.75%, 6/15/15	205	212
Royal Bank of Scotland, 5.625%, 8/24/20	550	576
Standard Chartered, 3.85%, 4/27/15 (1)	315	331
SunTrust Bank, 3.00%, 11/16/11 (5)	1,200	1,233

Svenska Handelsbanken, 4.875%, 6/10/14 (1)	400	436
U.S. Bancorp, 4.20%, 5/15/14	430	471
U.S. Bank, 4.95%, 10/30/14	200	224
U.S. Bank, 6.375%, 8/1/11	150	157
UBS Stamford, 2.25%, 8/12/13	250	255
UBS Stamford, 4.875%, 8/4/20	250	268
Wachovia, 5.50%, 8/1/35	250	236
Wachovia, 5.75%, 2/1/18	1,575	1,786
Wachovia Bank, 4.875%, 2/1/15	150	163
Wells Fargo, 3.00%, 12/9/11 (5)	850	875
Wells Fargo, 5.00%, 11/15/14	205	222
Wells Fargo, 5.125%, 9/1/12	350	373
Westpac Banking, 4.20%, 2/27/15	300	325
		38,658
Brokerage 0.2%		
Ameriprise Financial, 5.35%, 11/15/10	3	3
Ameriprise Financial, 7.30%, 6/28/19	165	203
BlackRock, 5.00%, 12/10/19	500	547
Jefferies Group, 5.875%, 6/8/14	80	87
Jefferies Group, 6.25%, 1/15/36	200	185
		1,025
Finance Companies 1.0%		
Discover Financial Services, 10.25%, 7/15/19	550	703
GE Capital, 3.00%, 12/9/11 (5)	1,100	1,132
GE Capital, 4.80%, 5/1/13	525	567
GE Capital, 5.50%, 1/8/20	400	440
GE Capital, 5.625%, 5/1/18	850	947
GE Capital, 5.90%, 5/13/14 (2)	160	182

GE Capital, 6.00%, 6/15/12	500	540
GE Capital, 6.00%, 8/7/19	825	932
GE Capital, 6.75%, 3/15/32 (2)	320	355
SLM Corporation, 8.45%, 6/15/18	300	314
		6,112
Financial Other 0.1%		
CME Group, 5.40%, 8/1/13	300	336
CME Group Index Services, 4.40%, 3/15/18 (1)	500	533
		869
Insurance 1.1%		
ACE INA Holdings, 5.70%, 2/15/17	150	169
ACE INA Holdings, 5.90%, 6/15/19	150	173
Aflac, 3.45%, 8/15/15	190	199
Aflac, 8.50%, 5/15/19	350	448
Allstate, 6.125%, 12/15/32	150	161
Allstate, 6.75%, 5/15/18	3	4
Allstate, 7.50%, 6/15/13	2	2
Berkshire Hathaway Finance, 5.40%, 5/15/18 (2)	300	341
CNA Financial, 5.875%, 8/15/20	600	612
Lincoln National, 8.75%, 7/1/19	210	270
Markel, 7.125%, 9/30/19 (2)	425	486
MetLife, 4.75%, 2/8/21	250	265
MetLife, 5.375%, 12/15/12 (2)	400	433
MetLife Global Funding I, 5.125%, 6/10/14 (1)	160	178
Pacific Life, 6.00%, 2/10/20 (1)	460	502
Pricoa Global Funding I, 5.625%, 5/24/11 (1)	340	349
Principal Financial Group, 8.875%, 5/15/19	225	291
Principal Life Global Funding I, 5.25%, 1/15/13 (1)	100	108

INDUSTRIAL 9.5%

Basic Industry 1.1%

Air Products & Chemicals, 4.15%, 2/1/13	175	186
Air Products & Chemicals, 4.375%, 8/21/19	100	106
Airgas, 4.50%, 9/15/14	130	139
Arcelormittal, 3.75%, 8/5/15	650	669
Arcelormittal, 5.375%, 6/1/13	325	351
Barrick Gold, 5.80%, 11/15/34	200	208
Barrick Gold, 6.95%, 4/1/19 (2)	250	317
BHP Finance, 6.50%, 4/1/19 (2)	215	266
Dow Chemical, 8.55%, 5/15/19	750	963
Du Pont de Nemours, 5.00%, 1/15/13	50	55
Du Pont de Nemours, 5.25%, 12/15/16	200	234
Inco Limited, 7.75%, 5/15/12	100	109
Lubrizol, 5.50%, 10/1/14	200	224
Newmont Mining, 6.25%, 10/1/39	400	452
Praxair, 5.25%, 11/15/14 (2)	350	402
Praxair, 6.375%, 4/1/12	104	112
Rio Tinto Finance, 6.50%, 7/15/18	325	397
Rio Tinto Finance, 8.95%, 5/1/14	315	393
Teck Resources, 6.00%, 8/15/40	600	617
Vale Overseas, 6.875%, 11/21/36	560	640
		6,840

Capital Goods 0.6%

Caterpillar Financial Services, 4.25%, 2/8/13	300	323
Caterpillar Financial Services, 4.75%, 2/17/15	175	197
Emerson Electric, 4.50%, 5/1/13	255	278
Holcim, 6.00%, 12/30/19 (1)	500	545

Honeywell, 6.625%, 6/15/28	5	6
Honeywell International, 5.30%, 3/1/18	100	116
John Deere Capital, 5.35%, 1/17/12	300	317
Lockheed Martin, 5.72%, 6/1/40 (1)	63	68
Lockheed Martin, 6.15%, 9/1/36	100	114
Lockheed Martin, 7.65%, 5/1/16	250	319
Raytheon, 7.20%, 8/15/27	200	252
Republic Services, 5.50%, 9/15/19 (2)	240	272
Roper Industries, 6.25%, 9/1/19	250	289
United Technologies, 7.50%, 9/15/29	255	338
Waste Management, 6.10%, 3/15/18	400	464
		3,898
Communications 2.7%		
Alltel, 6.50%, 11/1/13	5	6
Alltel, 7.00%, 3/15/16	11	14
America Movil, 5.50%, 3/1/14	350	390
America Movil, 5.625%, 11/15/17	100	114
America Movil, 6.125%, 3/30/40	175	194
America Movil, 6.375%, 3/1/35	300	341
American Tower, 7.25%, 5/15/19 (2)	500	596
American Tower Trust, 5.42%, 4/15/37 (1)	500	551
AT&T, 4.95%, 1/15/13	400	435
AT&T, 5.10%, 9/15/14	825	928
AT&T, 5.35%, 9/1/40 (1)	121	117
AT&T, 5.80%, 2/15/19 (2)	250	298
AT&T Broadband, 8.375%, 3/15/13	170	197
BellSouth, 6.875%, 10/15/31	21	24
BellSouth Telecommunications, 6.375%, 6/1/28	5	5
British Sky Broadcasting, 6.10%, 2/15/18 (1)	300	344

Cellco Partners/Verizon Wireless, 5.55%, 2/1/14	330	372
Cellco Partners/Verizon Wireless, 8.50%, 11/15/18	400	549
Comcast, 6.95%, 8/15/37	540	624
Cox Communications, 6.25%, 6/1/18 (1)	200	230
Cox Communications, 7.125%, 10/1/12	150	166
Crown Castle Towers, 6.113%, 1/15/20 (1)	701	780
DirecTV Holdings, 4.75%, 10/1/14	240	263
DirecTV Holdings, 6.35%, 3/15/40 (2)	400	425
Discovery Communications, 5.625%, 8/15/19	175	199
Grupo Televisa, 6.625%, 1/15/40	475	528
GTE Corporation, 6.94%, 4/15/28	15	17
NBC Universal, 3.65%, 4/30/15 (1)	650	690
News America, 6.15%, 3/1/37	515	540
News America, 7.25%, 5/18/18 (2)	150	185
Omnicom Group, 4.45%, 8/15/20	525	538
Rogers Wireless, 6.375%, 3/1/14 (2)	300	346
SBA Tower Trust, 4.254%, 4/15/40 (1)	675	722
Telecom Italia Capital, 5.25%, 11/15/13	250	272
Telecom Italia Capital, 6.175%, 6/18/14	385	430
Telefonica Emisiones, 5.855%, 2/4/13	250	275
Telefonica Emisiones, 5.877%, 7/15/19 (2)	260	299
Thomson Reuters, 6.50%, 7/15/18	650	790
Time Warner Cable, 7.50%, 4/1/14	155	183
Time Warner Entertainment, 8.375%, 3/15/23	450	603
Travel Channel, 3.55%, 1/15/15 (1)	465	492
Verizon Communications, 5.50%, 2/15/18	300	346
Verizon Communications, 5.55%, 2/15/16 (2)	100	117
Verizon Communications, 6.35%, 4/1/19 (2)	600	736
Verizon Communications, 6.90%, 4/15/38	200	241

Verizon New England, 6.50%, 9/15/11	20	21
Vodafone Airtouch, 7.875%, 2/15/30 (2)	10	13
Vodafone Group, 5.625%, 2/27/17	150	173
		16,719
Consumer Cyclical 0.8%		
American Honda Finance, 3.50%, 3/16/15 (1)	200	212
American Honda Finance, 4.625%, 4/2/13 (1)	400	432
Costco Wholesale, 5.50%, 3/15/17 (2)	200	237
DaimlerChrysler, 8.50%, 1/18/31 (2)	100	133
Home Depot, 5.40%, 3/1/16	200	230
Hyatt Hotels, 5.75%, 8/15/15 (1)	400	441
Hyundai Capital America, 3.75%, 4/6/16 (1)(2)	350	357
Lowe's Companies, 5.00%, 10/15/15 (2)	250	289
Macy's, 5.35%, 3/15/12	200	208
McDonald's, 4.875%, 7/15/40	600	598
McDonald's, 5.30%, 3/15/17	125	145
Staples, 7.75%, 4/1/11	85	88
Staples, 9.75%, 1/15/14	150	185
Target, 5.875%, 3/1/12	100	107
Target, 5.875%, 7/15/16	250	302
Toyota Motor Credit, 4.35%, 12/15/10	5	5
Turner Broadcasting, 8.375%, 7/1/13	8	9
Wal-Mart Stores, 5.25%, 9/1/35	450	462
Wal-Mart Stores, 7.25%, 6/1/13 (2)	9	11
Yum! Brands, 5.30%, 9/15/19	400	446
		4,897
Consumer Non-Cyclical 1.7%		
Abbott Laboratories, 5.125%, 4/1/19	290	333

Altria, 8.50%, 11/10/13	350	423
AmerisourceBergen, 4.875%, 11/15/19	710	756
Amgen, 5.75%, 3/15/40	300	325
Anheuser-Busch InBev, 6.875%, 11/15/19 (1)	540	675
Bestfoods, 6.625%, 4/15/28	5	6
Bottling Group, 4.625%, 11/15/12	100	108
Bristol-Myers Squibb, 6.80%, 11/15/26	6	7
Bunge Limited Finance, 5.10%, 7/15/15	115	123
Bunge Limited Finance, 8.50%, 6/15/19	265	322
Bunge Finance N.A., 5.90%, 4/1/17	200	214
Cardinal Health, 5.50%, 6/15/13	140	154
Coca-Cola Enterprises, 4.25%, 3/1/15	210	234
Coca-Cola Enterprises, 6.75%, 1/15/38	8	10
Coca-Cola Enterprises, 7.125%, 8/1/17	15	19
Coca-Cola Enterprises, 8.50%, 2/1/12	15	16
Diageo Capital, 5.20%, 1/30/13	225	246
Eli Lilly, 4.20%, 3/6/14	280	308
Express Scripts, 6.25%, 6/15/14	180	207
Fortune Brands, 5.125%, 1/15/11	120	121
General Mills, 5.70%, 2/15/17	200	237
Johnson & Johnson, 5.85%, 7/15/38	350	409
Kraft Foods, 5.375%, 2/10/20	600	670
Kroger, 5.00%, 4/15/13	200	218
Kroger, 7.50%, 1/15/14	150	177
Medtronic, 5.55%, 3/15/40 (2)	300	331
Novartis Capital, 4.40%, 4/24/20	350	385
PepsiAmericas, 4.875%, 1/15/15	125	142
PepsiCo, 4.65%, 2/15/13 (2)	200	218
PepsiCo, 7.90%, 11/1/18	200	269

Pfizer, 5.35%, 3/15/15	350	406
Philip Morris International, 6.875%, 3/17/14	350	413
Reynolds American, 7.25%, 6/1/13	325	365
Roche Holdings, 5.00%, 3/1/14 (1)	450	504
SABMiller, 6.20%, 7/1/11 (1)	225	233
SABMiller, 6.50%, 7/15/18 (1)	150	181
Safeway, 5.00%, 8/15/19 (2)	335	363
Sysco, 5.25%, 2/12/18	125	143
		10,271
Energy 1.5%		
Apache, 6.00%, 1/15/37	200	223
BP Capital Markets, 4.75%, 3/10/19 (2)	475	507
Canadian Natural Resources, 6.25%, 3/15/38	450	515
ConocoPhillips, 5.90%, 10/15/32	700	784
Devon Financing, 6.875%, 9/30/11	110	116
Devon Financing, 7.875%, 9/30/31	80	106
Diamond Offshore Drilling, 5.70%, 10/15/39 (2)	300	308
Diamond Offshore Drilling, 5.875%, 5/1/19 (2)	125	145
EnCana, 5.90%, 12/1/17	230	273
EOG Resources, 6.875%, 10/1/18	350	436
Hess, 7.00%, 2/15/14	350	410
Hess, 7.875%, 10/1/29	200	253
Marathon Oil, 6.00%, 10/1/17	250	291
Marathon Oil, 6.60%, 10/1/37	90	104
Motiva Enterprises, 6.85%, 1/15/40 (1)	205	242
Nabors Industries, 5.00%, 9/15/20 (1)	400	409
Nabors Industries, 9.25%, 1/15/19	300	383
Noble Holding International, 3.45%, 8/1/15	155	164
Occidental Petroleum, 4.125%, 6/1/16	300	337

Occidental Petroleum, 6.75%, 1/15/12 (2)	300	322
Petro-Canada, 6.80%, 5/15/38	50	58
Rowan Companies, 5.00%, 9/1/17	420	438
Shell International Finance, 4.30%, 9/22/19	400	437
Smith International, 8.625%, 3/15/14	180	219
Suncor Energy, 6.10%, 6/1/18	225	266
Transocean, 7.50%, 4/15/31	150	164
Valero Energy, 6.125%, 6/15/17	200	221
Valero Energy, 9.375%, 3/15/19 (2)	435	556
Weatherford International, 9.625%, 3/1/19 (2)	300	396
XTO Energy, 4.625%, 6/15/13	200	220
XTO Energy, 4.90%, 2/1/14	100	112
		9,415
Industrial Other 0.1%		
President & Fellows of Harvard University, 3.70%, 4/1/13	300	319
		319
Technology 0.5%		
Arrow Electronics, 6.00%, 4/1/20	425	454
Broadcom, 2.375%, 11/1/15 (1)	120	121
Cisco Systems, 5.50%, 2/22/16	175	208
Hewlitt-Packard, 5.40%, 3/1/17	450	523
IBM, 5.60%, 11/30/39	10	11
IBM, 6.50%, 1/15/28	11	14
IBM, 7.00%, 10/30/25	275	360
IBM, 8.375%, 11/1/19	100	139
Motorola, 8.00%, 11/1/11	75	80
Nokia, 5.375%, 5/15/19 (2)	180	200
Oracle, 6.50%, 4/15/38 (2)	300	362

Xerox, 5.50%, 5/15/12	50	53
Xerox, 5.65%, 5/15/13	375	411
Xerox, 6.35%, 5/15/18 (2)	140	164
Xerox, 8.25%, 5/15/14	135	163
		3,263
Transportation 0.5%		
Burlington Northern Santa Fe, 4.70%, 10/1/19	525	573
Burlington Northern Santa Fe, 5.65%, 5/1/17	90	104
Burlington Northern Santa Fe, 6.15%, 5/1/37	100	111
Canadian National Railway, 6.25%, 8/1/34	95	111
Canadian Pacific Railroad, 7.25%, 5/15/19	125	155
ERAC USA Finance, 5.25%, 10/1/20 (1)	375	400
FedEx, 9.65%, 6/15/12	200	225
Norfolk Southern, 5.59%, 5/17/25	48	53
Norfolk Southern, 7.25%, 2/15/31	52	64
Norfolk Southern, 7.70%, 5/15/17	200	253
Southwest Airlines, 6.50%, 3/1/12	75	79
Union Pacific, 4.00%, 2/1/21 (2)	600	616
Union Pacific, 6.65%, 1/15/11	350	354
		3,098
Total Industrial		58,720
UTILITY 2.7%		
Electric 1.8%		
Alabama Power, 5.50%, 10/15/17	100	115
Allegheny Energy Supply, 6.75%, 10/15/39 (1)	90	87
Appalachian Power, 7.95%, 1/15/20 (2)	350	461
Black Hills, 6.50%, 5/15/13	50	54
Carolina Power & Light, 6.30%, 4/1/38	100	118

CenterPoint Energy Houston Electric, 6.95%, 3/15/33	100	118
Consolidated Natural Gas, 5.00%, 3/1/14	200	222
Consolidated Natural Gas, 6.25%, 11/1/11	15	16
Dominion Resources, 5.20%, 8/15/19 (2)	210	240
Duke Energy, 5.30%, 2/15/40	725	759
EDP Finance, 4.90%, 10/1/19 (1)	325	314
Entergy Louisiana, 5.40%, 11/1/24	175	199
Exelon Generation, 6.25%, 10/1/39	205	214
FirstEnergy Solutions, 4.80%, 2/15/15	260	281
Florida Power, 6.35%, 9/15/37	170	200
FPL Group Capital, 5.35%, 6/15/13	300	330
Georgia Power, 5.25%, 12/15/15	200	233
Iberdrola Finance Ireland, 3.80%, 9/11/14 (1)	240	251
Kansas Gas & Electric, 6.70%, 6/15/19 (1)	155	187
MidAmerican Energy Holdings, 6.125%, 4/1/36	170	190
National Rural Utilities Cooperative Finance, 3.875%, 9/16/15	150	163
Nevada Power, 6.65%, 4/1/36	400	463
Niagara Mohawk, 4.881%, 8/15/19 (1)	585	638
NiSource Finance, 6.125%, 3/1/22 (2)	310	352
Northeast Utilities, 5.65%, 6/1/13	200	220
Northern States Power, 5.25%, 7/15/35	145	149
NSTAR Electric, 4.875%, 4/15/14	100	112
Ohio Power, 5.375%, 10/1/21 (2)	450	510
Pacific Gas & Electric, 5.625%, 11/30/17	150	173
Pacific Gas & Electric, 6.25%, 3/1/39	165	192
PacifiCorp, 6.25%, 10/15/37	90	105
PECO Energy, 5.35%, 3/1/18 (2)	75	86
PECO Energy, 5.95%, 10/1/36	150	171
PPL Energy Supply, 6.40%, 11/1/11	50	53

Progress Energy, 7.10%, 3/1/11	100	102
Public Service Company of Colorado, 7.875%, 10/1/12	150	169
Public Service Electric & Gas, 5.375%, 11/1/39	250	265
Public Service Electric & Gas, 5.70%, 12/1/36	180	198
San Diego Gas & Electric, 6.125%, 9/15/37 (2)	170	201
Southern California Edison, 4.15%, 9/15/14	280	309
Southern California Edison, 4.65%, 4/1/15	200	227
Southern Company, 4.15%, 5/15/14	90	98
Tampa Electric, 6.15%, 5/15/37 (2)	200	219
Union Electric, 6.70%, 2/1/19	225	273
Virginia Electric & Power, 6.00%, 5/15/37	250	283
West Penn Power, 5.95%, 12/15/17 (1)	200	222
Xcel Energy, 4.70%, 5/15/20	375	411
		10,953
Natural Gas 0.9%		
AGL Capital, 5.25%, 8/15/19	210	232
Atmos Energy, 8.50%, 3/15/19	105	136
Boardwalk Pipelines, 5.50%, 2/1/17	300	330
Buckeye Partners, 5.50%, 8/15/19	310	345
Buckeye Partners, 6.05%, 1/15/18	140	159
Enbridge, 4.90%, 3/1/15	150	168
Enbridge, 5.80%, 6/15/14	85	97
Enbridge Energy Partners, 5.20%, 3/15/20 (2)	225	247
Enbridge Energy Partners, 5.50%, 9/15/40	400	392
Enterprise Products Operations, 7.55%, 4/15/38	350	422
Kinder Morgan Finance, 5.70%, 1/5/16	175	180
Magellan Midstream Partners, 6.55%, 7/15/19	85	101
NuStar Logistics, 4.80%, 9/1/20	275	279
Plains All American Pipeline, 5.75%, 1/15/20	450	502

Bear Steams Commercial Mortgage Securities Series 2007-PW17, Class A1 5.282%, 6/11/50	618	640
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1, Class A4, VR 5.222%, 7/15/44	575	635
Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD3, Class A5 5.617%, 10/15/48	1,000	1,081
Commercial Mortgage Loan Trust Series 2008-LS1, Class A3, VR 6.014%, 12/10/49	725	784
Commercial Mortgage PTC Series 2007-C9, Class A4, VR 5.815%, 12/10/49	500	536
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3 5.467%, 9/15/39	400	425
GE Capital Commercial Mortgage Series 2001-1, Class A2 6.531%, 5/15/33	312	315
Goldman Sachs Mortgage Securites II Series 2006-GG6, Class A4, VR 5.553%, 4/10/38	2,000	2,153
Greenwich Capital Commercial Funding Series 2007-GG9, Class A4 5.444%, 3/10/39	1,200	1,274
JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class ASB, VR 4.824%, 10/15/42	345	361
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4, VR 5.481%, 12/12/44	475	508
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A3 5.336%, 5/15/47	500	525
JPMorgan Chase Commercial Mortgage Securities Series 2007-LD11, Class A4, VR 5.818%, 6/15/49	750	791

LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4 5.156%, 2/15/31	875	947
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class A3 5.43%, 2/15/40	1,025	1,075
Morgan Stanley Capital I Series 2007-IQ14, Class A4, VR 5.692%, 4/15/49	500	523
Morgan Stanley Capital I Series 2007-IQ15, Class A4, VR 5.88%, 6/11/49	975	1,031
Morgan Stanley Capital I Series 2007-T27, Class A4, VR 5.649%, 6/11/42	550	617
Morgan Stanley Capital I Series 2008-T29, Class A4, VR 6.28%, 1/11/43	2,136	2,382
Morgan Stanley Dean Witter Capital Series 2002-TOP7, Class A2 5.98%, 1/15/39	193	203
		23,104
Total Non-U.S. Government Mortgage-Backed Securities (Cost $21,242)		23,496

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 33.4%

U.S. Government Agency Obligations 32.2% (3)

Federal Home Loan Mortgage		
4.00%, 8/1/25 - 10/1/40	2,211	2,306
4.50%, 5/1/19 - 9/1/40	18,394	19,301
5.00%, 10/1/18 - 8/1/40	12,767	13,583
5.50%, 3/1/18 - 6/1/37	6,477	6,986
6.00%, 12/1/13 - 8/1/38	4,168	4,545
6.50%, 4/1/16 - 1/1/36	1,051	1,172

7.00%, 11/1/30 - 6/1/32	12	14
7.50%, 4/1/15	1	1
Federal Home Loan Mortgage, ARM		
2.711%, 7/1/35	218	229
2.865%, 2/1/35	347	368
5.221%, 2/1/37	274	289
5.341%, 4/1/37	707	751
5.928%, 12/1/36	662	709
5.987%, 11/1/36	384	412
Federal National Mortgage Assn.		
4.00%, 5/1/19 - 11/1/40	12,307	12,728
4.50%, 4/1/19 - 9/1/40	27,195	28,769
5.00%, 10/1/18 - 7/1/40	36,220	38,713
5.50%, 1/1/17 - 6/1/38	27,366	29,639
6.00%, 5/1/21 - 9/1/38	18,864	20,685
6.50%, 4/1/15 - 9/1/38	4,908	5,463
7.00%, 10/1/15 - 11/1/36	225	253
7.50%, 10/1/25 - 5/1/31	32	36
8.00%, 3/1/31	6	6
Federal National Mortgage Assn., ARM		
2.621%, 7/1/35	169	176
4.668%, 9/1/38	1,666	1,771
5.029%, 1/1/37	228	244
5.416%, 7/1/36	315	328
5.431%, 9/1/37	178	189
5.749%, 9/1/37	209	223
5.978%, 9/1/36	240	257
Federal National Mortgage Assn., TBA		
4.00%, 1/1/21	6,088	6,381

5.50%, 1/1/33	1,175	1,262
		197,789
U.S. Government Obligations 1.2%		
Government National Mortgage Assn.		
4.50%, 3/20/34 - 10/20/39	4,953	5,268
5.00%, 7/15/33 - 9/15/39	1,418	1,525
5.50%, 8/15/35 - 10/20/39	433	471
6.00%, 7/15/16 - 4/15/34	242	267
6.50%, 5/15/16 - 12/20/33	53	60
7.00%, 3/15/13 - 6/15/31	41	45
7.50%, 11/15/12 - 1/15/32	93	104
8.00%, 1/15/26	25	28
		7,768
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $196,521)		205,557
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 35.5%		
U.S. Government Agency Obligations 6.5% (4)		
Federal Home Loan Bank, 1.625%, 3/20/13	2,500	2,568
Federal Home Loan Bank, 3.375%, 2/27/13	2,000	2,133
Federal Home Loan Bank, 5.125%, 8/14/13	115	130
Federal Home Loan Bank, 5.25%, 6/18/14	2,000	2,318
Federal Home Loan Bank, 5.375%, 5/18/16	4,800	5,776
Federal Home Loan Bank, 5.60%, 6/28/11	185	191
Federal Home Loan Mortgage, 1.625%, 4/15/13	1,575	1,618
Federal Home Loan Mortgage, 4.50%, 7/15/13	500	553
Federal Home Loan Mortgage, 4.50%, 1/15/14	1,250	1,400
Federal Home Loan Mortgage, 5.75%, 1/15/12	3,300	3,518
Federal National Mortgage Assn., 0.75%, 12/18/13	5,000	5,009

Federal National Mortgage Assn., 1.00%, 4/4/12	8,000	8,076
Federal National Mortgage Assn., 1.50%, 6/26/13	300	308
Federal National Mortgage Assn., 1.75%, 2/22/13	1,500	1,543
Federal National Mortgage Assn., 2.75%, 2/5/14	2,000	2,131
Federal National Mortgage Assn., 4.125%, 4/15/14	400	445
Federal National Mortgage Assn., 6.25%, 5/15/29	342	440
Federal National Mortgage Assn., 6.625%, 11/15/30	500	672
Private Export Funding, 3.55%, 4/15/13	550	589
Tennessee Valley Authority, 4.75%, 8/1/13	200	222
		39,640
U.S. Treasury Obligations 29.0%		
U.S. Treasury Bonds, 3.50%, 2/15/39	5,500	5,039
U.S. Treasury Bonds, 3.875%, 8/15/40	3,525	3,452
U.S. Treasury Bonds, 4.50%, 2/15/36	3,310	3,626
U.S. Treasury Bonds, 4.625%, 2/15/40	2,000	2,221
U.S. Treasury Bonds, 5.25%, 2/15/29	3,214	3,936
U.S. Treasury Bonds, 5.375%, 2/15/31	600	746
U.S. Treasury Bonds, 5.50%, 8/15/28	146	184
U.S. Treasury Bonds, 6.00%, 2/15/26	3,035	4,003
U.S. Treasury Bonds, 6.125%, 11/15/27	543	729
U.S. Treasury Bonds, 6.25%, 8/15/23	605	808
U.S. Treasury Bonds, 6.25%, 5/15/30	163	223
U.S. Treasury Bonds, 6.50%, 11/15/26	100	139
U.S. Treasury Bonds, 7.25%, 5/15/16	505	664
U.S. Treasury Bonds, 7.25%, 8/15/22	235	337
U.S. Treasury Bonds, 7.50%, 11/15/16	450	604
U.S. Treasury Bonds, 8.125%, 8/15/19	590	860
U.S. Treasury Bonds, 8.50%, 2/15/20	12	18
U.S. Treasury Bonds, 8.75%, 5/15/17	275	395

U.S. Treasury Bonds, 9.25%, 2/15/16	20	28
U.S. Treasury Bonds, 9.875%, 11/15/15	180	257
U.S. Treasury Notes, 0.375%, 9/30/12	2,000	2,001
U.S. Treasury Notes, 1.125%, 1/15/12	2,000	2,020
U.S. Treasury Notes, 1.375%, 4/15/12	10,450	10,617
U.S. Treasury Notes, 1.375%, 11/15/12	4,000	4,082
U.S. Treasury Notes, 1.50%, 12/31/13	6,815	7,015
U.S. Treasury Notes, 1.75%, 11/15/11	21,315	21,645
U.S. Treasury Notes, 1.875%, 4/30/14	14,380	14,975
U.S. Treasury Notes, 2.00%, 11/30/13	4,695	4,905
U.S. Treasury Notes, 2.125%, 11/30/14	10,430	10,953
U.S. Treasury Notes, 2.125%, 5/31/15	13,200	13,835
U.S. Treasury Notes, 2.50%, 3/31/13	2,250	2,366
U.S. Treasury Notes, 2.50%, 3/31/15	10,990	11,711
U.S. Treasury Notes, 2.625%, 12/31/14	1,100	1,177
U.S. Treasury Notes, 2.625%, 4/30/16	5,960	6,355
U.S. Treasury Notes, 2.625%, 8/15/20	4,850	4,855
U.S. Treasury Notes, 2.75%, 10/31/13	2,000	2,133
U.S. Treasury Notes, 2.75%, 11/30/16	3,160	3,372
U.S. Treasury Notes, 3.125%, 4/30/13	275	294
U.S. Treasury Notes, 3.125%, 5/15/19	3,350	3,553
U.S. Treasury Notes, 3.50%, 5/31/13	5,150	5,564
U.S. Treasury Notes, 3.625%, 2/15/20	7,075	7,725
U.S. Treasury Notes, 3.75%, 11/15/18	2,785	3,106
U.S. Treasury Notes, 3.875%, 2/15/13	100	108
U.S. Treasury Notes, 4.00%, 2/15/15	200	226
U.S. Treasury Notes, 4.25%, 8/15/13	920	1,017
U.S. Treasury Notes, 4.50%, 3/31/12	1,375	1,458
U.S. Treasury Notes, 4.625%, 2/15/17	250	294

U.S. Treasury Notes, 4.75%, 8/15/17	2,485	2,947
		178,578
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $208,622)		218,218

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 3.3%

Government Guaranteed 1.1%		
Export Development, 2.375%, 3/19/12	350	359
Export Development, 4.50%, 10/25/12	350	377
KfW, 1.25%, 10/26/15	1,000	993
KfW, 2.25%, 4/16/12 (2)	500	513
KfW, 3.75%, 6/27/11	1,100	1,126
KfW, 4.00%, 10/15/13	300	329
KfW, 4.00%, 1/27/20 (2)	525	580
KfW, 4.875%, 1/17/17	300	351
Landwirtschaftliche Rentenbank, 4.875%, 11/16/15	450	521
Oesterreichische Kontrollbank, 2.875%, 3/15/11 (2)	500	504
Societe de Financement de l'Economie Francaise 2.375%, 3/26/12 (1)(5)	500	511
Westpac Banking, 2.90%, 9/10/14 (1)(5)	570	602
		6,766
Government Sponsored 0.0%		
Eksportfinans, 5.00%, 2/14/12	250	265
		265
Local Authorities 0.5%		
Hydro-Quebec, 7.50%, 4/1/16	100	128
Hydro-Quebec, 8.00%, 2/1/13	11	13
Province of British Columbia, 2.85%, 6/15/15	500	533

Province of Manitoba, 2.125%, 4/22/13	550	571
Province of New Brunswick, 5.20%, 2/21/17	400	467
Province of Newfoundland, 7.32%, 10/13/23	4	5
Province of Newfoundland, 8.65%, 10/22/22	4	6
Province of Nova Scotia, 5.75%, 2/27/12	354	377
Province of Ontario, 2.625%, 1/20/12 (2)	300	308
Province of Ontario, 5.125%, 7/17/12	4	4
Province of Quebec, 4.625%, 5/14/18	140	159
Province of Quebec, 6.125%, 1/22/11	4	4
Province of Quebec, 7.125%, 2/9/24	4	5
Province of Quebec, 7.50%, 7/15/23	4	6
Province of Quebec, 7.50%, 9/15/29	104	145
		2,731
Owned No Guarantee 0.5%		
Abu Dhabi National Energy, 5.62%, 10/25/12 (1)	225	237
Codelco, 3.75%, 11/4/20 (1)	285	284
Mubadala Development, 5.75%, 5/6/14 (1)	250	275
Petrobras International Finance, 5.875%, 3/1/18 (2)	250	281
Petroleos Mexicanos, 4.875%, 3/15/15 (2)	400	434
Petroleos Mexicanos, 6.00%, 3/5/20	250	283
Swedish Export Credit, 1.75%, 10/20/15	500	501
Swedish Export Credit, 4.875%, 9/29/11	385	400
Swedish Export Credit, 5.125%, 3/1/17	200	232
		2,927
Sovereign 0.6%		
Bank of England, 2.375%, 3/19/12 (1)(2)	600	614
Government of Bermuda, 5.603%, 7/20/20 (1)	300	327
Republic of Brazil, 5.625%, 1/7/41	150	167

MUNICIPAL SECURITIES 1.6%

California 0.3%		
California, Build America, 7.625%, 3/1/40	650	686
Los Angeles Airport, Build America, 7.053%, 5/15/40	700	700
San Diego County Water Auth., Build America, 6.138%, 5/1/49	275	298
Univ. of California Regents, Build America, 5.77%, 5/15/43	470	472
		2,156
District of Columbia 0.1%		
District of Columbia, Build America, 5.591%, 12/1/34	350	368
		368
Illinois 0.2%		
Chicago, O'Hare Int'l. Airport, Build America, 6.395%, 1/1/40	490	509
Illinois Toll Highway Auth., Build America, 6.184%, 1/1/34	295	303
Metropolitan Water Reclamation Dist. of Greater Chicago, Build America, 5.72%, 12/1/38	300	326
		1,138
Maryland 0.0%		
Maryland Transportation Auth., Build America, 5.888%, 7/1/43	250	273
		273
New Jersey 0.1%		
New Jersey Turnpike Auth., Build America, 7.414%, 1/1/40	275	324
		324
New York 0.4%		
Dormitory Auth. of the State of New York, Build America 5.628%, 3/15/39	700	707
Metropolitan Transportation Auth., Build America 5.871%, 11/15/39	500	484
Metropolitan Transportation Auth., Dedicated Tax Fund Build America, 7.336%, 11/15/39	145	175

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Bond Index Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on November 30, 2000. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Barclays Capital U.S. Aggregate Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid monthly. Capital gain distributions, if any, are generally declared daily and paid by the fund annually.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncement On May 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund determines the values of its assets and liabilities and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on October 31, 2010:

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase and Sale Commitments During the year ended October 31, 2010, the fund entered into to be announced (TBA) purchase and/or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such mortgage-backed securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA purchase transactions with the intention of taking possession of the underlying mortgage securities; however, for either purchase or sale transactions, the fund also may extend the settlement by “rolling” the transaction. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities are not. On October 31, 2010, the value of loaned securities was $10,120,000 and cash collateral investments totaled $10,396,000.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $46,363,000 and $21,011,000, respectively, for the year ended October 31, 2010. Purchases and sales of U.S. government securities aggregated $287,716,000 and $160,218,000, respectively, for the year ended October 31, 2010.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Reclassifications between income and gain relate primarily to the character of paydown gains and losses on asset-backed securities. For the year ended October 31, 2010, the following reclassifications were recorded to reflect tax character; there was no impact on results of operations or net assets:

Distributions during the years ended October 31, 2010 and October 31, 2009, totaled $20,804,000 and $16,366,000, respectively, and were characterized as ordinary income for tax purposes. At October 31, 2010, the tax-basis cost of investments and components of net assets were as follows:

The fund intends to retain realized gains to the extent of capital loss carryforwards. During the year ended October 31, 2010, the fund utilized $2,199,000 of capital loss carryforwards.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.30% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At October 31, 2010, approximately 6% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of October 31, 2010, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 818,219 shares of the fund, representing 2% of the fund’s net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of
T. Rowe Price U.S. Bond Index Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price U.S. Bond Index Fund, Inc. (the “Fund”) at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, and confirmation of the underlying fund by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 17, 2010

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/10

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $89,000 from long-term capital gains subject to the 15% rate gains category.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov. The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund’s directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) and Directorships of Public Companies and
Year Elected*	Other Investment Companies During the Past Five Years

William R. Brody	President and Trustee, Salk Institute for Biological Studies (2009
(1944)	to present); Director, Novartis, Inc. (2009 to present); Director, IBM
2009	(2007 to present); President and Trustee, Johns Hopkins University
(1996 to 2009); Chairman of Executive Committee and Trustee, Johns
Hopkins Health System (1996 to 2009); Director, Medtronic, Inc.
(1998 to 2007); Director, Mercantile Bankshares (1997 to 2007)

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, NLV
(1940)	Financial Corporation (2004 to 2005)
2006

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Under Armour (2008 to present); Director, Vornado
2000	Real Estate Investment Trust (2004 to present); Director, Mercantile
Bankshares (2002 to 2007); Member, Advisory Board, Deutsche Bank
North America (2004 to present)

Donald W. Dick, Jr.	Principal, EuroCapital Partners, LLC, an acquisition and management
(1943)	advisory firm (1995 to present)
2001

Karen N. Horn	Senior Managing Director, Brock Capital Group, an advisory and
(1943)	investment banking firm (2004 to present); Director, Eli Lilly and
2003	Company (1987 to present); Director, Simon Property Group (2004 to present); Director, Norfolk Southern (2008 to present); Director,
Fannie Mae (2006 to 2008); Director, Georgia Pacific (2004 to 2005)

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2005

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company (1991 to present); Cofounder and Partner, Blackstone
2000	Real Estate Advisors, L.P. (1992 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008
(1957)	to present); Managing Director, The Goldman Sachs Group, Inc.
2009	(1984 to 2008)

*Each independent director oversees 128 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of
2006	the Board, Director, and President, T. Rowe Price Investment Services,
[128]	Inc.; Chairman of the Board and Director, T. Rowe Price Global
Investment Services Limited, T. Rowe Price Retirement Plan Services,
Inc., T. Rowe Price Savings Bank, and T. Rowe Price Services, Inc.;
Director, T. Rowe Price International, Inc.; Chief Executive Officer,
Chairman of the Board, Director, and President, T. Rowe Price Trust
Company; Chairman of the Board, all funds

Michael C. Gitlin	Vice President, T. Rowe Price, T. Rowe Price Global Investment
(1970)	Services Limited, T. Rowe Price Group, Inc., and T. Rowe Price
2010	International, Inc.; Director of Fixed Income, T. Rowe Price (2009
[39]	to present); Global Head of Trading, T. Rowe Price (2007 to 2009);
formerly Head of U.S. Equity Sales, Citigroup Global Markets (2005
to 2007)

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With U.S. Bond Index Fund	Principal Occupation(s)

Michael Patrick Daley (1981)	Assistant Vice President, T. Rowe Price
Vice President

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer	Group, Inc., and T. Rowe Price Trust Company;
formerly Partner, PricewaterhouseCoopers LLP
(to 2007)

Robert M. Larkins, CFA (1973)	Vice President, T. Rowe Price, T. Rowe Price
President	Group, Inc., and T. Rowe Price Trust Company

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary	T. Rowe Price Investment Services, Inc.

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President	Investment Services, Inc., T. Rowe Price Trust
Company, T. Rowe Price Retirement Plan
Services, Inc., and T. Rowe Price Services,
Inc.; Vice President, T. Rowe Price, T. Rowe
Price Global Investment Services Limited,
T. Rowe Price Group, Inc., and T. Rowe Price
International, Inc.

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Investment
Services, Inc.; Vice President and Assistant
Treasurer, T. Rowe Price Services, Inc.

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least
5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Anthony W. Deering qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Deering is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,429,000 and $2,179,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 17, 2010

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	December 17, 2010